Income tax expense	12 Months Ended
Dec. 31, 2019
Income tax expense [Abstract]
Income tax expense

44.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017 (*)		2018	2019
Current income tax expense	~~W~~	726,384	896,755	1,115,724
Temporary differences		46,468	383,190	296,244
Income tax recognized in other comprehensive income		75,551	(11,600)	(142,844)

Income tax expenses	~~W~~	848,403	1,268,345	1,269,124

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017 (*)		2018	2019
Profit before income taxes	~~W~~	3,797,608	4,466,610	4,911,508

Income taxes at statutory tax rates		917,802	1,222,840	1,345,187
Adjustments:
Non-taxable income		(33,879)	(9,561)	8,500
Non-deductible expense		12,772	12,854	18,461
Tax credit		(195)	(23,317)	(2,289)
Changes in deferred tax due to change in tax rate		(72,985)	—	—
Other		24,888	65,529	(100,735)

Income tax expense	~~W~~	848,403	1,268,345	1,269,124

Effective tax rate	%	22.34	28.40	25.84

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Beginning Balance (*1)		Profit or loss	Other comprehensive income	Ending Balance (*2)
Unearned income	~~W~~	(202,069)	(53,267)	—	(255,336)
Account receivable		(19,267)	(4,872)	—	(24,139)
Financial assets at fair value through profit or loss		(47,548)	79,000	16,825	48,277
Securities at fair value through other comprehensive income		307,729	(47,548)	(82,823)	177,358
Investment in associates		24,918	3,205	(3,380)	24,743
Valuation and depreciation of property and equipment		(163,313)	1,317	—	(161,996)
Derivative asset (liability)		(70,828)	171,000	11,579	111,751
Deposits		27,904	132	—	28,036
Accrued expenses		171,310	(38,621)	—	132,689
Defined benefit obligation		408,266	6,965	32,427	447,658
Plan assets		(411,935)	(37,117)	2,729	(446,323)
Other provisions		191,298	3,177	—	194,475
Allowance for acceptances and guarantees		23,929	5,228	—	29,157
Allowance related to asset revaluation		(52,886)	3,173	—	(49,713)
Allowance for expensing depreciation		(529)	64	—	(465)
Deemed dividend		5,317	(5,317)	—	—
Accrued contributions		11,904	9,807	—	21,711
Financial instruments designated at fair value through profit of loss		(7,194)	(80,214)	—	(87,408)
Allowances		131,222	(82,438)	—	48,784
Fictitious dividend		4,990	(3,665)	—	1,325
Liability under insurance contracts		18,105	4,488	—	22,593
Deficit carried over		1,505	(1,505)	—	—
Other		59,471	(296,190)	11,043	(225,676)

		412,299	(363,198)	(11,600)	37,501

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		375,807	(8,363)	—	367,444

	~~W~~	788,106	(371,561)	(11,600)	404,945

(*1)	Changes in the scope of application of IFRS 9 and 15 have been reflected.
(*2)	Deferred tax assets from overseas subsidiaries were increased by ~~W~~29 million due to foreign exchange rate movements.

	2019
	Beginning Balance		Business combination	Profit or loss	Other comprehensive income (loss)	Ending Balance (*)
Unearned income	~~W~~	(255,336)	(62,077)	(14,266)	—	(331,679)
Account receivable		(24,139)	—	(2,185)	—	(26,324)
Financial assets at fair value through profit or loss		48,277	9,284	(20,972)	(56,654)	(20,065)
Securities at fair value through other comprehensive income		177,358	(554,017)	425,491	(130,344)	(81,512)
Investment in associates		24,743	—	(5,937)	(48)	18,758
Valuation and depreciation of property and equipment		(161,996)	—	10,950	—	(151,046)
Derivative asset (liability)		111,751	(1,132)	(97,147)	7,533	21,005
Deposits		28,036	—	2,605	—	30,641
Accrued expenses		132,689	15,298	(2,493)	—	145,494
Defined benefit obligation		447,658	4,805	33,321	20,348	506,132
Plan assets		(446,323)	(4,610)	(57,165)	958	(507,140)
Other provisions		194,475	2,283	16,297	—	213,055
Allowance for acceptances and guarantees		29,157	42,234	8,623	—	80,014
Allowance related to asset revaluation		(49,713)	—	—	—	(49,713)
Allowance for expensing depreciation		(465)	—	64	—	(401)
Deemed dividend		—	—	—	—	—
Accrued contributions		21,711	—	15,107	—	36,818
Financial instruments designated at fair value through profit of loss		(87,408)	—	130,225	—	42,817
Allowances		48,784	—	(10,716)	—	38,068
Fictitious dividend		1,325	—	16	—	1,341
Liability under insurance contracts		22,593	—	1,554	—	24,147
Deficit carried over		—	—	—	—	—
Other		(225,676)	204,351	(537,808)	15,363	(543,770)

		37,501	(343,581)	(104,436)	(142,844)	(553,360)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		367,444	—	(47,433)	—	320,011

	~~W~~	404,945	(343,581)	(151,869)	(142,844)	(233,349)

(*)	Deferred tax assets from overseas subsidiaries were increased by ~~W~~1,530 million due to foreign exchange rate movements.

(d)	Deferred tax assets and liabilities that were directly charged or credited to equity for the years ended December 31, 2018 and 2019 are as follows:

	January 1, 2018			Changes		December 31, 2018
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(255,593)	76,124	267,306	(84,878)	11,713	(8,754)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(2,141)	588	2,376	(653)	235	(65)
Foreign currency translation adjustments for foreign operations		(317,264)	(25,054)	10,498	9,967	(306,766)	(15,087)
Gain (loss) on cash flow hedge		7,286	(4,845)	(31,771)	11,578	(24,485)	6,733
Equity in other comprehensive income of associates		(5,868)	3,306	10,825	(3,380)	4,957	(74)
The accumulated other comprehensive income in separate account (*)		(6,295)	1,731	11,967	(3,291)	5,672	(1,560)
Remeasurements of the defined benefit liability		(349,538)	95,543	(127,844)	35,157	(477,382)	130,700
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		(33,713)	8,988	(74,942)	20,609	(108,655)	29,597

Income tax charged or credited directly to equity	~~W~~	(963,126)	156,381	68,415	(14,891)	(894,711)	141,490

	January 1, 2019			Changes		December 31, 2019
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	11,713	(8,754)	427,657	(124,147)	439,370	(132,901)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		235	(65)	(11,621)	3,196	(11,386)	3,131
Foreign currency translation adjustments for foreign operations		(306,766)	(15,087)	98,418	5,970	(208,348)	(9,117)
Gain (loss) on cash flow hedge		(24,485)	6,733	(23,492)	7,533	(47,977)	14,266
Equity in other comprehensive income of associates		4,957	(74)	3,343	(48)	8,300	(122)
The accumulated other comprehensive income in separate account (*)		5,672	(1,560)	14,382	(3,955)	20,054	(5,515)
Remeasurements of the defined benefit liability		(477,382)	130,700	(76,156)	21,306	(553,538)	152,006
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		(108,655)	29,597	207,333	(56,654)	98,678	(27,057)

Income tax charged or credited directly to equity	~~W~~	(894,711)	141,490	639,864	(146,799)	(254,847)	(5,309)

(*)	Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, were included in the other liabilities of separate account’s financial statement.

(e)	The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Tax loss carry forward	~~W~~	99,449	—

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2018 and 2019 are as follows:

	2018		2019
Investment in associates	~~W~~	(686,107)	(766,888)

(g)

The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2018 and 2019 are as follows:

	2018		2019
Deferred tax assets	~~W~~	483,517	518,337
Deferred tax liabilities		(78,572)	(751,686)

(h)

As of December 31, 2019, the Group has filed a dispute against the tax authorities and the courts for the refund of the corporate tax on seven cases (claim amount: ~~W~~ 34,449 million). If the likelihood of winning a lawsuit increases, the Group will recognize the related assets.